PRUDENTIAL INVESTMENT PORTFOLIOS 12

Gateway Center Three, 4th Floor

100 Mulberry Street
Newark, New Jersey 07102

June 2, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios 12
     Registration numbers 333-42705 and 811-08565

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on June 1, 2011.

     If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain
                                   Jonathan D. Shain